Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Allowance for credit losses:
Individually evaluated for impairment				¥ 437,777
Collectively evaluated for impairment				359,579
Loans acquired with deteriorated credit quality	[1]			12,184
Total		¥ 1,348,391	[2]	809,540	[2]	¥ 658,184	¥ 764,124
Loans:
Individually evaluated for impairment				1,286,918
Collectively evaluated for impairment				116,838,107
Loans acquired with deteriorated credit quality	[1]			67,211
Total	[3]			118,192,236
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment				364,079
Collectively evaluated for impairment				108,100
Loans acquired with deteriorated credit quality	[1]			10,096
Total		734,577		482,275		389,615	491,098
Loans:
Individually evaluated for impairment				944,988
Collectively evaluated for impairment				85,640,827
Loans acquired with deteriorated credit quality	[1]			36,972
Total	[3]			86,622,787
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment				12,651
Collectively evaluated for impairment				21,130
Loans acquired with deteriorated credit quality	[1]			965
Total		82,893		34,746		38,626	42,546
Loans:
Individually evaluated for impairment				92,448
Collectively evaluated for impairment				13,219,677
Loans acquired with deteriorated credit quality	[1]			6,365
Total	[3]			13,318,490
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment				19,799
Collectively evaluated for impairment				15,369
Loans acquired with deteriorated credit quality	[1]			12
Total		44,217		35,180		32,550	32,119
Loans:
Individually evaluated for impairment				65,292
Collectively evaluated for impairment				497,448
Loans acquired with deteriorated credit quality	[1]			2,903
Total	[3]			565,643
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment				5,977
Collectively evaluated for impairment				53,013
Loans acquired with deteriorated credit quality	[1]			5
Total		131,755		58,995		52,581	53,765
Loans:
Individually evaluated for impairment				67,719
Collectively evaluated for impairment				9,581,107
Loans acquired with deteriorated credit quality	[1]			7,007
Total	[3]			9,655,833
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment				30,198
Collectively evaluated for impairment				139,401
Loans acquired with deteriorated credit quality	[1]			27
Total		293,396		169,626		144,812	¥ 144,596
Loans:
Individually evaluated for impairment				98,959
Collectively evaluated for impairment				6,806,584
Loans acquired with deteriorated credit quality	[1]			6,047
Total	[3]			6,911,590
Other [Member]
Allowance for credit losses:
Individually evaluated for impairment				5,073
Collectively evaluated for impairment				22,566
Loans acquired with deteriorated credit quality	[1]			1,079
Total		¥ 61,553		28,718
Loans:
Individually evaluated for impairment				17,512
Collectively evaluated for impairment				1,092,464
Loans acquired with deteriorated credit quality	[1]			7,917
Total	[3]			¥ 1,117,893

[1]	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.
[2]	New guidance on measurement of credit losses on financial instruments requires the allowance for credit losses to be measured using the current expected credit losses model from April 1, 2020. For additional information, refer to Note 1
[3]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.